UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/11

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 5/10/11
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: $437,634  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]


                                                           Market Value
Other    Voting
Security                                Class   CUSIP          x 1000
DiscretionQuantity Managers Authority


3M COMPANY CMN                         COMMON   88579Y101       31.229
Sole        334   None     Sole
ABBOTT LABORATORIES CMN                COMMON   002824100     7963.758
Sole     162360   None     Sole
ALTRIA GROUP, INC. CMN                 COMMON   00209S103       70.281
Sole       2700   None     Sole
AMERICAN STATES WATER CO CMN           COMMON   29899101       193.644
Sole       5400   None     Sole
AMERICAN WATER WORKS CO, INC.          COMMON   030420103        168.3
Sole       6000   None     Sole
APPLE, INC. CMN                        COMMON   29250X103   1679.80615
Sole       4820   None     Sole
AQUA AMERICA INC CMN                   COMMON   03836W103    476.86665
Sole      20832   None     Sole
BAXTER INTERNATIONAL INC CMN           COMMON   071813109      3118.66
Sole      58000   None     Sole
BERKSHIRE HATHAWAY INC. CLASS          COMMON   084670207     497.5985
Sole       5950   None     Sole
BOARDWALK PIPELINE PARTNERS LP         COMMON   096627104     1913.876
Sole      58600   None     Sole
BRISTOL-MYERS SQUIBB COMPANY C         COMMON   110122108   6478.44231
Sole     245117   None     Sole
BUCKEYE PARTNERS LP UNITS CMN          COMMON   118230101    3289.4658
Sole      51770   None     Sole
CALIFORNIA WATER SERVICE GROUP         COMMON   130788102      141.246
Sole       3800   None     Sole
CATERPILLAR INC (DELAWARE) CMN         COMMON   149123101    6682.1135
Sole      60010   None     Sole
CELGENE CORPORATION CMN                COMMON   151020104        230.3
Sole       4000   None     Sole
CHEVRON CORPORATION CMN                COMMON   166764100    2316.4095
Sole      21550   None     Sole
COACH INC CMN                          COMMON   189754104       8326.4
Sole     160000   None     Sole
COCA-COLA COMPANY (THE) CMN            COMMON   191216100       1.3268
Sole         20   None     Sole
CONNECTICUT WATER SVC CMN              COMMON   207797101        105.4
Sole       4000   None     Sole
CONSOLIDATED EDISON INC CMN            COMMON   209115104     12.83216
Sole        253   None     Sole
COVIDIEN PUBLIC LIMITED COMPAN         COMMON   G2552X108       882.98
Sole      17000   None     Sole
DUNCAN ENERGY PARTNERS L.P. CM         COMMON   265026104         1134
Sole      28000   None     Sole
EL PASO PIPELINE PARTNERS, L.P         COMMON   283705108     3340.406
Sole      92200   None     Sole
ELI LILLY & CO CMN                     COMMON   532457108     8117.236
Sole     230800   None     Sole
EMERSON ELECTRIC CO. CMN               COMMON   291011104       350.58
Sole       6000   None     Sole
ENBRIDGE ENERGY MGMT, LLC CMN          COMMON   29250X103   2400.82575
Sole      38175   None     Sole
ENBRIDGE ENERGY PARTNERS L P C         COMMON   29250R106     1499.184
Sole      23200   None     Sole
ENERGY TRANSFER EQUITY L P CMN         COMMON   29273V100          648
Sole      14400   None     Sole
ENERGY TRANSFER PARTNERS, L.P.         COMMON   29273R109      895.448
Sole      17300   None     Sole
ENTERPRISE PRODUCTS PART L.P C         COMMON   293792107   5000.81616
Sole     116136   None     Sole
EXXON MOBIL CORPORATION CMN            COMMON   30231G10      8438.239
Sole     100300   None     Sole
GENERAL ELECTRIC CO CMN                COMMON   369604103       6616.5
Sole     330000   None     Sole
GOLDMAN SACHS GROUP, INC.(THE)         COMMON   38141G104        31.72
Sole        200   None     Sole
GOOGLE, INC. CMN CLASS A               COMMON   38259P508    444.76408
Sole        758   None     Sole
HARLEY-DAVIDSON INC CMN                COMMON   412822108       1.2747
Sole         30   None     Sole
HOSPIRA, INC. CMN                      COMMON   441060100     4506.528
Sole      81640   None     Sole
INTUIT INC CMN                         COMMON   461202103       21.244
Sole        400   None     Sole
JAMBA,INC. CMN                         COMMON   47023A101           99
Sole      45000   None     Sole
JOHNSON & JOHNSON CMN                  COMMON   478160104      9491.85
Sole     160200   None     Sole
KIMBERLY CLARK CORP CMN                COMMON   494368103     7205.808
Sole     110400   None     Sole
KINDER MORGAN ENERGY PARTNERS,         COMMON   494550106   7184.28503
Sole      96967   None     Sole
KINDER MORGAN MANAGEMENT, LLC          COMMON   49455U100  19200.75101
Sole     292739   None     Sole
KRAFT FOODS INC. CMN CLASS A           COMMON   50075N104     27.56544
Sole        879   None     Sole
LABORATORY CORPORATION OF AMER         COMMON   50540R409      69.0975
Sole        750   None     Sole
MAGELLAN MIDSTREAM PARTNERS LP         COMMON   559080106     2597.924
Sole      43400   None     Sole
MCMORAN EXPLORATION INC CMN            COMMON   582411104        35.42
Sole       2000   None     Sole
MEAD JOHNSON NUTRITION COMPANY         COMMON   582839106  10773.76347
Sole     185979   None     Sole
MEDCO HEALTH SOLUTIONS, INC. C         COMMON   58405U102  14178.60288
Sole     252468   None     Sole
MERCK & CO., INC. CMN                  COMMON   58933Y105       825.25
Sole      25000   None     Sole
MIDDLESEX WATER CO CMN                 COMMON   596680108    121.25454
Sole       6666   None     Sole
NATIONAL PENN BANCSHARES CMN           COMMON   637138108     189.7848
Sole      24520   None     Sole
NIKE CLASS-B CMN CLASS B               COMMON   654106103      31.4155
Sole        415   None     Sole
NISKA GAS STORAGE PARTNERS LLC         COMMON   654678101     2313.846
Sole     105800   None     Sole
NORFOLK SOUTHERN CORPORATION C         COMMON   655844108      78.9678
Sole       1140   None     Sole
ONEOK PARTNERS, L.P. LIMITED P         COMMON   68268N103      2421.09
Sole      29400   None     Sole
PAA NAT GAS STORAGE L P CMN            COMMON   693139107        235.4
Sole      10000   None     Sole
PEPSICO INC CMN                        COMMON   713448108    185.17875
Sole       2875   None     Sole
PFIZER INC. CMN                        COMMON   717081103    19000.005
Sole     935500   None     Sole
PHILIP MORRIS INTL INC CMN             COMMON   718172109   7276.46373
Sole     110871   None     Sole
PLAINS ALL AMERICAN PIPELINE L         COMMON   726503105    2284.7205
Sole      35850   None     Sole
PLUM CREEK TIMBER COMPANY INC          COMMON   729251108      279.104
Sole       6400   None     Sole
POTLATCH CORPORATION CMN               COMMON   737630103        321.6
Sole       8000   None     Sole
PRICE T ROWE GROUP INC CMN             COMMON   74144T108        33.21
Sole        500   None     Sole
PROCTER & GAMBLE COMPANY (THE)         COMMON   742718109   11054.5512
Sole     179457   None     Sole
RAYONIER INC CMN                       COMMON   754907103      342.705
Sole       5500   None     Sole
SARA LEE CORP CMN                      COMMON   803111103     4230.198
Sole     239400   None     Sole
SCHLUMBERGER LTD CMN                   COMMON   806857108    1139.6372
Sole      12220   None     Sole
SIGMA-ALDRICH CORPORATION CMN          COMMON   826552101     7673.393
Sole     120575   None     Sole
SPDR S&P 500 ETF TRUST SPDR            COMMON   78462F10      259.8764
Sole       1960   None     Sole
SPDR S&P MIDCAP 400 ETF TRUST          COMMON   59563510      397.5237
Sole       2214   None     Sole
SUNOCO LOGISTICS PARTNERS LP C         COMMON   86786L108     1197.564
Sole      13800   None     Sole
TARGA RESOURCES PARTNERS LP CM         COMMON   87611X105       381.48
Sole      11000   None     Sole
TC PIPELINES, L.P. CMN                 COMMON   87233Q108     7626.132
Sole     146600   None     Sole
TOOTSIE ROLL INDS INC                  COMMON   890516107      0.79408
Sole         28   None     Sole
TOOTSIE ROLL INDS INC CL-B CMN         COMMON   89051620      21.87504
Sole        792   None     Sole
WALT DISNEY COMPANY (THE) CMN          COMMON   254687106    8146.5954
Sole     189060   None     Sole
WEYERHAEUSER CO CMN                    COMMON   962166104        393.6
Sole      16000   None     Sole
WILLIAMS PARTNERS L. P. CMN            COMMON   96950F104    3019.3702
Sole      58289   None     Sole
WILLIAMS-SONOMA, INC. CMN              COMMON   969904101    190665.09
Sole    4707780   None     Sole
ZIMMER HLDGS INC CMN                   COMMON   98956P102    6594.7435
Sole     108950   None     Sole

                                                           437634.1877